Operating Segments (Tables)	6 Months Ended
Jun. 30, 2024
Operating Segments [Abstract]
Schedule of Segment Revenues and Results	Segment revenues and results
	Revenue			Net profit
	June 30, 2023	June 30, 2024		June 30, 2023	June 30, 2024
	RM	RM	USD	RM	RM	USD

Business strategy consultancy	20,789,179	52,647,479	11,160,748	6,498,804	22,909,476	4,856,584
Technology development, solutions and consultancy	19,733,018	8,250,188	1,748,959	11,772,361	3,760,825	797,258
Interest income	1,118,641	3,193,950	677,086	667,227	1,056,683	224,006
Others	2,822,357	659,975	139,908	1,616,933	(201,048)	(42,620)
Total	44,463,195	64,751,592	13,726,701	20,555,325	27,525,936	5,835,228
Other gains and losses				125,326	(1,260,822)	(267,282)
Interest income				942	3,771	799
Finance cost				(1,246)	(28,786)	(6,102)
Profit before income tax				20,680,347	26,240,099	5,562,643
Income tax expense				(626,143)	(826,402)	(175,189)
Profit for the year				20,054,204	25,413,697	5,387,454

Schedule of Segment Assets	Segment assets
	December 31, 2023	June 30, 2024
	RM	RM	USD
Business strategy consultancy	56,519,511	217,846,586	46,181,332
Technology development, solutions and consultancy	15,496,175	34,137,918	7,236,903
Interest income	38,007,733	13,216,039	2,801,670
Investments and others	8,024,218	2,730,869	578,917
	118,047,637	267,931,412	56,798,822
Unallocated assets	-	-	-
Consolidated total assets	118,047,637	267,931,412	56,798,822